Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,543,800
Proposed Maximum Offering Price per Unit	260.00
Maximum Aggregate Offering Price	$ 661,388,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 91,337.68
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284016) on December 23, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. Includes 331,800 shares of common stock that the underwriters have an option to purchase.